Derivatives (Gains Losses Recognized in Income Not Designated or Qualifying) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (56)	$ (300)	$ 24
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(758)	(254)	21
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(990)	(354)	425
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	882	502	(349)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(40)	7	10
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	71	(69)	3
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(681)	(340)	(68)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(16)	(13)	(10)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	(3)	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(16)	(10)	(10)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(110)	0	(10)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	46	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(18)	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (138)	$ 0	$ (10)